Income Taxes - Summary of Tax Losses and Tax Credit Carryforwards (Detail) $ in Millions	12 Months Ended
Jan. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Total, Expected Tax Benefit Amount	$ 132.9
Total, Valuation Allowance	(132.9)
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Gross Carryforward Amount	205.0
Operating loss carryforwards, Expected Tax Benefit Amount	10.5
Operating loss carryforwards, Valuation Allowance	$ (10.5)
U.S. State [Member] | Capital loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2020
Tax credit carryforwards, Gross Carryforward Amount	$ 33.3
Tax credit carryforwards, Expected Tax Benefit Amount	1.3
Tax credit carryforwards, Valuation Allowance	$ (1.3)
U.S. State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Expiration	2024
U.S. State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Expiration	2037
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Gross Carryforward Amount	$ 50.2
Tax credit carryforwards, Expected Tax Benefit Amount	15.0
Tax credit carryforwards, Valuation Allowance	$ (15.0)
Foreign Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2019
Foreign Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2032
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Gross Carryforward Amount	$ 131.8
Operating loss carryforwards, Expected Tax Benefit Amount	45.4
Operating loss carryforwards, Valuation Allowance	$ (45.4)
Federal [Member] | Capital loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2020
Tax credit carryforwards, Gross Carryforward Amount	$ 33.3
Tax credit carryforwards, Expected Tax Benefit Amount	12.9
Tax credit carryforwards, Valuation Allowance	(12.9)
Federal [Member] | Federal foreign tax credit carryforwards [Member] | Tax expiration year between 2018-2022 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expected Tax Benefit Amount	20.0
Tax credit carryforwards, Valuation Allowance	(20.0)
Federal [Member] | Federal foreign tax credit carryforwards [Member] | Tax expiration year between 2023-2027 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expected Tax Benefit Amount	27.8
Tax credit carryforwards, Valuation Allowance	$ (27.8)
Federal [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Expiration	2034
Federal [Member] | Minimum [Member] | Federal foreign tax credit carryforwards [Member] | Tax expiration year between 2018-2022 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2018
Federal [Member] | Minimum [Member] | Federal foreign tax credit carryforwards [Member] | Tax expiration year between 2023-2027 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2023
Federal [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Expiration	2037
Federal [Member] | Maximum [Member] | Federal foreign tax credit carryforwards [Member] | Tax expiration year between 2018-2022 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2022
Federal [Member] | Maximum [Member] | Federal foreign tax credit carryforwards [Member] | Tax expiration year between 2023-2027 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, Expiration	2027